UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  DECEMBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2006

                        California Money Market Fund



[LOGO OF USAA]
    USAA(R)

                                 USAA CALIFORNIA
                                       MONEY MARKET Fund

                                  [GRAPHIC OF USAA CALIFORNIA MONEY MARKET FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    DECEMBER 31, 2006

                                                                      (Form N-Q)

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 P O R T F O L I O
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                   of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

             (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank, N.V., Bank of America, N.A., Bear Stearns & Co. Inc., Citibank, N.A., Citigroup, Inc., Deutsche Bank, A.G., Deutsche Postbank, Dexia Credit Local, Goldman Sachs Group, Inc., JP Morgan Chase Bank, Merrill Lynch & Co., Inc., Morgan Stanley, U.S. Bank, N.A., Wachovia Bank, N.A., or Wells Fargo & Co.

             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following:
                      California Public Employees' Retirement System or California State Teachers' Retirement System.

             (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., CIFG Assurance N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             CCD      Community College District
             COP      Certificate of Participation
             CP       Commercial Paper

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                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

             ETM      Escrowed to Maturity
             GO       General Obligation
             MERLOT   Municipal Exempt Receipts-Liquidity Optional Tender
             MFH      Multifamily Housing
             PCRB     Pollution Control Revenue Bond
             P-FLOAT  Puttable Floating Option Tax-Exempt Receipts
             PRE      Prerefunded to a date prior to maturity
             PUTTER   Puttable Tax-Exempt Receipts
             RB       Revenue Bond
             ROC      Reset Option Certificates
             SPEAR    Short Puttable Exempt Adjustable Receipts
             TOC      Tender Option Certificates
             TRAN     Tax Revenue Anticipation Note
             USD      Unified School District

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                           COUPON             FINAL
   AMOUNT      SECURITY                                                               RATE          MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------------
               VARIABLE-RATE DEMAND NOTES (84.6%)

               CALIFORNIA (81.6%)
  $26,285      Antelope Valley Healthcare District RB, Series 2002A, SPEAR,
                  Series DBE-100 (LIQ)(LOC - Deutsche Bank, A.G.)(a)                  3.96%        9/01/2017     $ 26,285
    2,430      Apple Valley COP, Series 2001 (LOC - Allied Irish Banks plc)           3.87         9/01/2015        2,430
    2,505      Chabot-Las Positas CCD GO, Series 2006C, Floater Certificates,
                  Series 2006-87Z (INS)(LIQ)(a)                                       3.96         8/01/2035        2,505
    2,000      Coast CCD GO, Series 2006B, PUTTER, Series 1417 (INS)(LIQ)(a)          3.94         2/01/2024        2,000
    2,900      El Camino CCD GO, Series 2006B, PUTTER, Series 1471 (INS)(LIQ)(a)      3.91         8/01/2014        2,900
               Golden State Tobacco Securitization Corp. RB,
    6,720         Series 2003B, TOC Trust, Series 2004-B (LIQ)(PRE)(a)                3.91         6/01/2028        6,720
    7,000         Series 2005A, EAGLE Tax-Exempt Trust,
                  Series 20060117 (INS)(LIQ)(a)                                       3.92         6/01/2035        7,000
    2,500         Series 2005A, Municipal Securities Trust Certificates,
                  Series 7021 (INS)(LIQ)(a)                                           3.96         6/01/2038        2,500
    1,330         Series 2005A, ROC Trust II-R, Series 9023 (INS)(LIQ)(a)             3.91         6/01/2038        1,330
    4,785         Series 2005A, ROC Trust II-R, Series 9024 (INS)(LIQ)(a)             3.91         6/01/2038        4,785
    1,854         Series 2005A, TOC Trust, Series Z-4 (INS)(LIQ)(a)                   3.97        12/13/2023        1,854
    2,594         Series 2005A, TOC Trust, Series Z-5 (INS)(LIQ)(a)                   3.97         5/06/2022        2,594
    2,680      Hacienda La Puente USD COP (LOC - Union Bank of California, N.A.)      4.03        10/01/2009        2,680
      300      Hanford 1997 COP (LOC - Union Bank of California, N.A.)                3.94         3/01/2008          300
    5,125      Hanford Sewer System RB, Series 1996A (LOC - Union
                  Bank of California, N.A.)                                           3.94         4/01/2023        5,125
    2,850      Lemoore COP, Series 1995 (LOC - Union Bank of California, N.A.)        4.01        11/01/2020        2,850
    8,320      Loma Linda Water RB, Series 1995 (LOC - Union
                 Bank of California, N.A.)                                            3.94         6/01/2025        8,320
   21,190      Long Beach USD GO, 1999 Series F, ABN AMRO MuniTOPS
                  Certificates Trust, Series 2004-34 (INS)(LIQ)(a)                    3.94         2/01/2011       21,190
               Los Angeles Department Water and Power RB,
    5,550         Series 2005A, EAGLE Tax-Exempt Trust,
                  Series 20060010 (INS)(LIQ)(a)                                       3.92         7/01/2035        5,550
    7,840         Series 2005A-1, PUTTER, Series 1262 (INS)(LIQ)(a)                   3.93         7/01/2013        7,840
   20,405      Los Angeles Senior COP, Series 2000, MERLOT,
                  Series 2000 NN (INS)(LIQ)(a)                                        3.93        11/01/2031       20,405
    5,270      Los Angeles USD, Series 2006F, Solar Eclipse Certificates,
                  Series 2006-0018 (INS)(LIQ)(a)                                      3.93         7/01/2030        5,270
    3,250      Merced Irrigation District RB, Series 2005, ROC Trust II-R,
                  Series 512 (INS)(LIQ)(a)                                            3.91         9/01/2036        3,250
    4,505      Metropolitan Water District of Southern California RB,
                  Series 2005C, P-FLOAT, Series PT-3601 (LIQ)(a)                      3.92         7/01/2031        4,505
    7,700      Monrovia Redevelopment Agency COP, Series 1984 (NBGA)                  3.70        12/01/2014        7,700
    6,855      Montebello Public Financing Auth. Lease RB,
                  Series 2004A (LOC - Union Bank of California, N.A.)                 3.94        12/01/2034        6,855
    6,590      Moreno Valley COP, Series 1997 (NBGA)                                  3.85        11/01/2016        6,590
    2,290      Novato MFH RB, Series 2002 (LOC - Bank of the West)                    3.81        10/01/2032        2,290
   10,000      P-FLOAT, Series PZP-019 (INS)(LIQ)(a)                                  3.90         2/01/2038       10,000
    1,240      Pasadena COP, Series 2006A, PUTTER, Series 1464 (INS)(LIQ)(a)          3.94         8/01/2019        1,240
    6,975      Sacramento City Financing Auth. RB, Series 2005, P-FLOAT,
                  Series PT-3407 (INS)(LIQ)(a)                                        3.92        12/01/2015        6,975
    5,283      Sacramento City Financing Auth. Tax Allocation RB,
                  Series 2005A, TOC Trust, Series 2006-Z-3 (INS)(LIQ)(a)              3.97        12/12/2025        5,283
    4,000      Sacramento County Sanitation District Financing Auth. RB,
                      Series 2004A, EAGLE Tax-Exempt Trust,
                  Series 20060023 (INS)(LIQ)(a)                                       3.92        12/01/2035        4,000
    6,135      Sacramento Municipal Utility District Financing Auth. RB,
                  Series 2006, P-FLOAT, Series PT-3467 (INS)(LIQ)(a)                  3.92         7/01/2021        6,135
   12,930      San Diego CCD GO, Series 2005, ROC Trust II-R,
                  Series 7016 (INS)(LIQ)(a)                                           3.91         5/01/2025       12,930
    1,230      San Diego County COP (LOC - Comerica Bank, N.A.)                       3.83         1/01/2023        1,230
    6,275      San Diego County COP (LOC - Comerica Bank, N.A.)                       3.90        12/01/2028        6,275
   10,410      San Francisco City and County GO, Series 2005A, ROC Trust II-R,
                  Series 4078 (INS)(LIQ)(a)                                           3.91         6/15/2012       10,410

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                           COUPON             FINAL
   AMOUNT      SECURITY                                                               RATE          MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------------
               San Joaquin Hills Transportation Corridor Agency RB,
  $ 2,800         Series 1993, PUTTER, Series 1409 (ETM)(LIQ)(a)                      3.94%        7/01/2016     $  2,800
    2,000         Series 1997A, Floater Certificates, GS Trust,
                  Series 2006-90TPZ (INS)(LIQ)(a)                                     3.94         1/15/2032        2,000
    1,150         Series 1997A, Floater Certificates, GS Trust,
                  Series 2006-91TPZ (INS)(LIQ)(a)                                     3.94         1/15/2026        1,150
               San Jose USD GO,
    4,120         Series 2006, P-FLOAT, Series PT-3497 (INS)(LIQ)(a)                  3.92         8/01/2022        4,120
    1,410         Series 2006, P-FLOAT, Series PZ-115 (INS)(LIQ)(a)                   3.96         8/01/2026        1,410
    4,545      Santa Fe Springs Tax Allocation Bonds, Series 2006A, P-FLOAT,
                  Series PZ-147 (INS)(LIQ)(a)                                         3.96         9/01/2024        4,545
    8,840      Santa Monica CCD GO, Series 2005C, ABN AMRO MuniTOPS
                  Certificate Trust, Series 2005-55 (INS)(LIQ)(a)                     3.94         8/01/2013        8,840
    6,300      Selma Public Financing Auth. RB, Series 2001A
                  (LOC - Allied Irish Banks plc)                                      3.87         9/15/2022        6,300
    4,200      State Department of Water Resources Power Supply RB,
                  Series 2005 F-3 (LOC - The Bank of New York) (NBGA)                 3.92         5/01/2021        4,200
   10,000      State Economic Recovery RB, Series 2004C-21 (INS)(LIQ)                 3.79         7/01/2023       10,000
    4,000      State Educational Facilities Auth. RB,
                  Series 1998A (LOC - Allied Irish Banks plc)                         3.99        12/01/2028        4,000
               State GO,
    8,000         Floater Certificates, Series 1555 (INS)(LIQ)(a)                     3.90        10/01/2031        8,000
    4,000         P-FLOAT, Series PA-1164 (LIQ)(NBGA)(a)                              3.96         7/01/2011        4,000
    2,210         P-FLOAT, Series PZ-148 (INS)(LIQ)(a)                                3.95        10/01/2027        2,210
    2,695         P-FLOAT, Series PZ-149 (INS)(LIQ)(a)                                3.95        10/01/2027        2,695
    5,185         PUTTER, Series 1255 (INS)(LIQ)(a)                                   3.93        12/01/2012        5,185
    2,695         ROC Trust II-R, Series R-681 (INS)(LIQ)(a)                          3.91         6/01/2033        2,695
               State Infrastructure and Economic Development Bank RB,
    5,875         Series 2001 (LOC - Allied Irish Banks plc)                          3.87        10/01/2027        5,875
    4,420         Series 2003A, Floater Certificates,
                  Series 2006-1504 (LIQ)(PRE)(a)                                      3.90         7/01/2029        4,420
    2,000         Series 2006 (LOC - California Bank & Trust)                         3.90        10/01/2028        2,000
    5,750      State Solid Waste Disposal PCRB, Series 2005A (NBGA)                   3.85        12/01/2030        5,750
    3,200      Statewide Communities Development Auth. COP,
                  Series 1998 (LOC - SunTrust Bank)                                   3.97         6/01/2013        3,200
               Statewide Communities Development Auth. RB,
    7,000         Series 2001A (LOC - U.S. Bank, N.A.)                                3.92        10/01/2031        7,000
    5,835         Series 2002 (LOC - SunTrust Bank)                                   3.91         4/01/2027        5,835
   13,000         Series 2002B                                                        3.77        11/01/2030       13,000
    3,070         Series 2004 (LOC - Comerica Bank, N.A.)                             3.78        12/01/2024        3,070
    2,600         Series 2004M                                                        3.77         4/01/2038        2,600
    7,760         Series 2006A (LOC - Allied Irish Banks plc)                         3.82         5/01/2026        7,760
   10,600         Series 2006B, ROC Trust II- R, Series 571CE (LIQ)
                  (LOC - Citibank, N.A.)(a)                                           3.91         3/01/2045       10,600
   18,000      Torrance Hospital RB, Series 1992
                  (LOC - JPMorgan Chase Bank, N.A.)                                   3.84         2/01/2022       18,000
   13,000      Univ. of California Regents RB, Series 2005G, PUTTER,
                  Series 1231 (INS)(LIQ)(a)                                           3.93         5/15/2012       13,000
   12,090      Vallejo Housing Auth. MFH Mortgage RB,
                  Series 1985A (LOC - Bank of America, N.A.)                          3.78         6/01/2007       12,090
               West Covina Public Financing Auth. Lease RB,
    7,020         Series 2004A (LOC - Union Bank of California, N.A.)                 3.94         5/01/2034        7,020
    5,335         Series 2004B (LOC - Union Bank of California, N.A.)                 3.94         5/01/2034        5,335
    2,870      William S. Hart Union High School District GO,
                  Series B, ROC Trust II-R,
                  Series 648WFZ (INS)(LIQ)(a)                                         3.96         9/01/2025        2,870
                                                                                                                 --------
                                                                                                                  441,676
                                                                                                                 --------
               PUERTO RICO (3.0%)
               Commonwealth Highway and Transportation Auth. RB,
   11,000         Series 2006A, ROC Trust II-R, Series 636CE (LIQ)
                  (LOC - Citigroup, Inc.)(a)                                          3.93         8/30/2009       11,000
    1,700         Series L, MACON Trust Variable Certificates,
                  Series 2006H (INS)(LIQ)(a)                                          3.92         7/01/2038        1,700
    2,455         Series L, MACON Trust Variable Certificates,
                  Series 2006M (INS)(LIQ)(a)                                          3.92         7/01/2030        2,455

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                           COUPON             FINAL
   AMOUNT      SECURITY                                                               RATE          MATURITY        VALUE
-------------------------------------------------------------------------------------------------------------------------
  $ 1,220      Commonwealth Public Improvement Bonds of 2000 GO, MERLOT,
                  Series 2000EE (INS)(LIQ)(a)                                         3.92%        7/01/2029     $  1,220
                                                                                                                 --------
                                                                                                                   16,375
                                                                                                                 --------
               Total Variable-Rate Demand Notes (cost: $458,051)                                                  458,051
                                                                                                                 --------
               PUT BONDS (4.1%)

               CALIFORNIA (3.1%)
   16,840      Sonoma County Junior College District GO,
                  Series 2002B, ABN AMRO MuniTOPS,
                  Series 2005-63 (INS)(LIQ)(a)                                        3.60         8/01/2013       16,840
                                                                                                                 --------
               PUERTO RICO (1.0%)
    5,500      Industrial, Medical and Environmental Pollution Control
                  Facilities Financing Auth. RB, Series 1983A                         3.55         3/01/2023        5,500
                                                                                                                 --------
               Total Put Bonds (cost: $22,340)                                                                     22,340
                                                                                                                 --------
               FIXED-RATE INSTRUMENTS (10.7%)

               CALIFORNIA (8.5%)
    8,700      Community College Financing Auth. 2006 TRAN (INS)                      4.50         6/29/2007        8,736
    7,000      East Bay Municipal Utility District CP Notes                           3.45         3/05/2007        7,000
    3,000      Golden State Tobacco Securitization Corp. RB,
                  Series 2003B (PRE)                                                  5.50         6/01/2018        3,022
   11,000      San Diego County Water Auth. CP Notes, Series 3                        3.50         3/08/2007       11,000
    4,000      State Public Works Board RB, Series 2004A                              5.00         6/01/2007        4,021
    5,000      Transmission Agency of Northern California CP Notes,
                  Series B (LOC - WestLB AG)                                          3.43         3/06/2007        5,000
    2,750      Ventura County 2006-07 TRAN                                            4.50         7/02/2007        2,761
    4,400      Ventura County Public Financing CP Notes
                  (LOC - The Bank of Nova Scotia)                                     3.43         3/06/2007        4,400
                                                                                                                 --------
                                                                                                                   45,940
                                                                                                                 --------
               PUERTO RICO (2.2%)
   12,000      Electric Power Auth. RB, Series W (INS)                                7.00         7/01/2007       12,187
                                                                                                                 --------
               Total Fixed-Rate Instruments (cost: $58,127)                                                        58,127
                                                                                                                 --------

               TOTAL INVESTMENTS (COST: $538,518)                                                                $538,518
                                                                                                                 ========

6

 N O T E S
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           to Portfolio of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA California Money Market Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

             2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Trust's Board of Trustees.

         B. As of December 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $541,681,000 at December 31, 2006, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

                       TRUSTEES     Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Richard A. Zucker

                 ADMINISTRATOR,     USAA Investment Management Company
            INVESTMENT ADVISER,     P.O. Box 659453
                   UNDERWRITER,     San Antonio, Texas 78265-9825
                AND DISTRIBUTOR

                 TRANSFER AGENT     USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                      CUSTODIAN     State Street Bank and Trust Company
                 AND ACCOUNTING     P.O. Box 1713
                          AGENT     Boston, Massachusetts 02105

                    INDEPENDENT     Ernst & Young LLP
              REGISTERED PUBLIC     100 West Houston St., Suite 1800
                ACCOUNTING FIRM     San Antonio, Texas 78205

                      TELEPHONE     Call toll free - Central time
               ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8 a.m. to 5 p.m.

                 FOR ADDITIONAL     (800) 531-8181
              INFORMATION ABOUT     For account servicing, exchanges,
                   MUTUAL FUNDS     or redemptions (800) 531-8448

                RECORDED MUTUAL     24-hour service (from any phone)
              FUND PRICE QUOTES     (800) 531-8066

              USAA SELF-SERVICE     For account balance, last transaction, fund
               TELEPHONE SYSTEM     prices, or to exchange or redeem fund shares
                                    (800) 531-8777

                INTERNET ACCESS     USAA.COM

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48463-0207                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2006

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/23/2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/27/2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    02/26/2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.